CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 846,650	$ 26,943
Accounts receivable, net	417,463	41,903
Prepaid expenses	82,200	857
Inventory	670,180
Note receivable		173,754
Total Current Assets	2,016,493	243,457
Property, equipment and leasehold improvements, net	5,446,743	21,369
Intangible assets, net	161,412	194,872
Deposits	94,578	3,580,887
Total Assets	7,719,226	4,040,585
Current Liabilities:
Accounts payable and accrued expenses	573,721	1,275,918
Note payable	4,615,547	1,197,680
Loans from Related Party		102,500
Derivative liability	1,253,000	1,381,000
Total Current Liabilities	6,442,268	3,957,098
Commitment and Contingencies
Stockholders' Equity
Common stock, par value $0.001; authorized 350,000,000 shares; issued 197,532,892 and 146,806,928 shares as of December 31, 2014 and 2013, respectively	197,533	146,808
Additional Paid in Capital	38,081,784	14,759,246
Accumulated Deficit	(36,726,529)	(14,837,317)
Total Terra Tech Corp. stockholders' equity	1,568,288	83,487
Non-controlling interest	(291,330)
Total Stockholders' Equity	1,276,958	83,487
Total Liabilities and Stockholders' Equity	7,719,226	4,040,585
Convertible Series A Preferred Stock
Stockholders' Equity
Preferred stock, value
Convertible Series B Preferred Stock
Stockholders' Equity
Preferred stock, value	$ 15,500	$ 14,750